Investments in Subsidiaries - Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Property, Property, plant and equipment		¥ 3,525,131		¥ 3,418,243		$ 509,206
Right-of-use assets		343,234		302,013	¥ 298,445	49,580	$ 43,626	$ 43,110
Cash and cash equivalents		7,029,054		5,517,049		1,015,348
Total assets		31,958,501		27,048,094	25,757,618	4,616,412
Contract liabilities		(994,321)		(630,683)		$ (143,629)
Gain on disposal:
Net cash outflow on disposal of a subsidiary		¥ 5,212	$ 753	¥ 217,577	(32,056)
Suzhou reman [member]
Disclosure of subsidiaries [line items]
Property, Property, plant and equipment					41,111
Right-of-use assets					22,782
Trade and other receivables					47,595
Cash and cash equivalents					32,056
Total assets					143,544
Trade and other payables					(20,109)
Provision for warranty					(2,145)
Contract liabilities					(104)
Carrying value of net assets					121,186
Gain on disposal:
Total estimated consideration less cost of disposal	[1]				234,228
Net assets derecognized					(121,186)
Gain on disposal of the subsidiary (Note 7.2(a))					113,042
Total Estimated Consideration Less Cost Of Disposal	[1]				234,228
Add: Transaction cost unpaid					7,506
Less: Sales proceed received but restricted in use					(5,000)
Less: Cash and cash equivalents of a subsidiary					(32,056)
Less: Total estimated consideration due from acquirer					(236,734)
Net cash outflow on disposal of a subsidiary					¥ (32,056)

[1]	The estimated consideration is RMB 179.9 million, along with the estimated book value of cash and cash equivalents and agreed-upon fair value for the equipment in Suzhou Reman as of December 31, 2023.